LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2021
LOSS PER SHARE [Abstract]
Basic and Diluted Loss per Share
Basic and diluted loss per share for each of the periods presented is calculated as follows:

	Year ended December 31,
	2019 $	2020 $	2021 $
Numerator:
Net loss attributable to ordinary shareholders	(1,462,799)	(1,618,056)	(2,046,759)

Denominator:
Weighted-average number of shares outstanding—basic and diluted	436,601,801	477,264,888	532,705,796

Basic and diluted loss per share:	(3.35)	(3.39)	(3.84)

Potential Common Shares were Excluded from Calculation of Diluted Net Loss Per Share
The following potential common shares were excluded from calculation of diluted net loss per share because their effect would have been anti-dilutive for the periods presented:

	Year ended December 31,
	2019	2020	2021

Share options	52,188,554	50,090,731	46,225,613
RSAs/RSUs	8,081,437	9,341,928	8,129,220
Convertible notes	52,718,141	37,370,919	23,349,154
	112,988,132	96,803,578	77,703,987